Acquisitions - Aetna Acquisition (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 03, 2017 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) state
Retail/LTC Segment
Business Acquisition
Number of states pharmacies operated | state		49
Aetna Acquisition
Business Acquisition
Cash consideration for shares acquired (dollars per share) | $ / shares	$ 145.00
Shares exchanged for each share acquired (in shares) | shares	0.8378
The assigned value per share of acquiree (dollars per share) | $ / shares	$ 207
Assigned value of acquiree	$ 69,000
Weighted average share price analysis	5 days
Consideration transferred	$ 77,000
Potential termination fees	$ 2,100
Acquisition related costs		$ 34
Aetna | Aetna Acquisition
Business Acquisition
Share price (dollars per share) | $ / shares	$ 74.21